INVENTORIES, NET	9 Months Ended
Sep. 29, 2012
INVENTORIES, NET
INVENTORIES, NET

4.    INVENTORIES, NET

Inventories, net consisted of the following:

In thousands	September 29, 2012	December 31, 2011	October 1, 2011
Raw materials and work in process	$195	$230	$1,138
Finished goods	245,383	193,113	254,655
Total inventories, net	$245,578	$193,343	$255,793